Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 194,356	$ 92,353	$ 6,875,812
Accumulated depreciation	(108,915)	(65,588)	(2,621,361)
Property and equipment, net	85,441	26,765	4,254,451
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross			4,937,069
Building improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross			363,083
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	157,476	74,755	92,353
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,645	5,000	1,470,709
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 30,235	$ 12,598	$ 12,598